Consolidated Statements of Shareholder's Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income / (loss) [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2021	$ 2,707,769	$ 723	$ 2,949,654	$ (376,788)	$ (3,825)	$ 2,569,764	$ 138,005
Net loss / (income)	(1,170,812)			(1,171,183)		(1,171,183)	371
Gain on foreign currency translation, net of tax of $0	14,396				14,396	14,396
Shared based compensation	11,593		11,593			11,593
Restricted stock units issued		1	(1)
Capital contribution			38,295			38,295	(38,295)
Shares issued upon warrants exercised	3	1	2			3
Ending balance at Mar. 31, 2022	1,562,949	725	2,999,543	(1,547,971)	10,571	1,462,868	$ 100,081
Beginning balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)	(38,076)	859,637
Net loss / (income)	(3,808)			(3,808)		(3,808)
Gain on foreign currency translation, net of tax of $0	2,174				2,174	2,174
Contribution from Topco (Note 10)	3,707		3,707			3,707
Shared based compensation	2,925		2,925			2,925
Conversion of liability classified award to equity (Note 10)	6,276		6,276			6,276
Restricted stock units issued		6	(6)
Ending balance at Mar. 31, 2023	$ 870,911	$ 736	$ 3,149,328	$ (2,243,251)	$ (35,902)	$ 870,911